Stockholders' Equity - Summary of Reconciliation of Controlling Interest due to Different Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	$ 7,810	$ 7,810
Other equity reserves	(2,549)	(2,365)
Retained earnings	4,246	3,388
Total controlling interest	10,501	$ 9,827
Parent [member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	5,414
Other equity reserves	1,687
Retained earnings	3,400
Total controlling interest	10,501
Consolidated One [member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	7,810
Other equity reserves	(1,555)
Retained earnings	4,246
Total controlling interest	$ 10,501